Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [Abstract]
Revenues	$ 43,633	$ 10,493	$ 3,399
Cost of revenues	24,943	5,730	1,563
Cost of revenues - write-down of inventories and impairment of assets recognized in business combination and technology	4,639	3,641	771
Total cost of revenues	29,582	9,371	2,334
Gross profit	14,051	1,122	1,065
Research and development expenses, net	75,763	41,686	9,878
Sales and marketing expenses	38,833	22,713	6,597
General and administrative expenses	30,457	19,644	20,287
Impairment losses on intangible assets	40,523	140,290
Operating loss	(171,525)	(223,211)	(35,697)
Finance income	22,965	17,909	446
Finance expense	79,471	428	13,243
Loss before taxes on income	(228,031)	(205,730)	(48,494)
Taxes benefit (expense)	(264)	4,906
Loss for the year	(228,295)	(200,824)	(48,494)
Loss attributable to non-controlling interests	(872)	(47)
Loss attributable to owners	$ (227,423)	$ (200,777)	$ (48,494)
Loss per share
Basic loss per share (in Dollars per share)	$ (0.88)	$ (0.81)	$ (1.13)
Diluted loss per share (in Dollars per share)	$ (0.88)	$ (0.83)	$ (1.13)
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Foreign currency translation differences for foreign operations	$ (844)	$ (46)
Other comprehensive income items that will not be transferred to profit or loss
Remeasurement of net defined benefit liability (IAS 19), net of tax	2,508
Total other comprehensive income (loss) for the year	1,664	(46)
Total comprehensive loss for the year	(226,631)	(200,870)	(48,494)
Comprehensive loss attributable to non-controlling interests	(892)	(69)
Comprehensive loss attributable to owners of the Company	$ (225,739)	$ (200,801)	$ (48,494)